UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	09/30

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (4.8%)
Prudential Funding LLC, 5.00% (a), 10/1/07	$2,599	$2,599
Total Commercial Paper (Amortized Cost $2,599)		2,599

Common Stocks (95.2%)
Aerospace/Defense (3.0%)
United Technologies Corp.	20,100	1,618

Automotive (1.4%)
Ford Motor Co. (b)	87,200	740

Banks (2.6%)
Bank of America Corp.	28,200	1,418

Beverages (7.5%)
Coca-Cola Co.	29,200	1,678
Diageo plc, ADR	9,600	842
PepsiCo, Inc.	21,081	1,545
		4,065
Biotechnology (1.1%)
Gilead Sciences, Inc. (b)	14,800	605

Brokerage Services (2.8%)
Charles Schwab Corp.	70,993	1,533

Building Materials (0.5%)
USG Corp. (b)	7,145	268

Chemicals (2.4%)
PPG Industries, Inc.	16,600	1,254
Praxair, Inc.	659	55
		1,309
Coal (1.1%)
Peabody Energy Corp.	12,455	596

Computers & Peripherals (5.8%)
Dell, Inc. (b)	38,200	1,054
Network Appliance, Inc. (b)	32,200	867
Seagate Technology	48,955	1,252
		3,173
Cosmetics & Toiletries (3.0%)
Procter & Gamble Co.	23,000	1,618

Electronics (4.5%)
General Electric Co.	58,400	2,418

Engineering (1.1%)
ABB Ltd., ADR	23,800	624

Environmental Control (1.3%)
Waste Management, Inc.	19,200	725

Financial Services (2.5%)
Ambac Financial Group, Inc.	5,831	367
Fannie Mae	16,100	979
		1,346
Health Care (1.3%)
Medtronic, Inc.	12,200	688

Heavy Machinery (2.7%)
Caterpillar, Inc.	18,800	1,475

Home Builders (0.6%)
Toll Brothers, Inc. (b)	15,600	312

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Insurance (2.5%)
American International Group, Inc.	19,924	$1,348

Internet Business Services (2.6%)
Google, Inc., Class A (b)	2,500	1,418

Internet Service Provider (0.9%)
Yahoo, Inc. (b)	19,048	511

Investment Companies (1.5%)
Franklin Resources, Inc.	1,500	191
The Blackstone Group LP (b)	25,000	627
		818
Manufacturing-Miscellaneous (1.7%)
Textron, Inc.	15,064	937

Media (1.1%)
Viacom, Inc., Class B (b)	15,800	616

Mining (2.8%)
Newmont Mining Corp.	34,500	1,543

Oil & Gas Exploration-Production & Services (4.9%)
Chesapeake Energy Corp.	26,800	945
Transocean, Inc. (b)	15,237	1,723
		2,668
Oilfield Services & Equipment (7.8%)
BJ Services Co.	15,000	398
Halliburton Co.	46,900	1,801
Schlumberger Ltd.	19,227	2,019
		4,218
Pharmaceuticals (7.3%)
Johnson & Johnson	18,900	1,242
Merck & Co., Inc.	25,300	1,308
Pfizer, Inc.	36,905	901
Wyeth	11,030	491
		3,942
Retail-Specialty Stores (0.4%)
Tiffany & Co.	4,616	242

Semiconductors (11.8%)
Intel Corp.	99,800	2,581
Maxim Integrated Products, Inc.	28,944	849
STMicroelectronics N.V., NY Shares	54,200	908
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	128,863	1,304
Texas Instruments, Inc.	20,500	750
		6,392
Transportation Services (3.3%)
United Parcel Service, Inc., Class B	23,700	1,780

Utilities-Electric (1.4%)
Exelon Corp.	10,300	776

Total Common Stocks (Cost $44,258)		51,740

Total Investments (Cost $46,857) — 100.0%		54,339

Liabilities in excess of other assets — (100.0)%		(54,339)

NET ASSETS — 0.0%		$0

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

See notes to schedules of portfolio investments.

ADR	American Depositary Receipt
LLC	Limited Liability Co.
LP	Limited Partnership

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

September 30, 2007  (unaudited)

At September 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for income tax purposes were as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Diversified Stock Fund	$46,857	$8,196	$(791)	$7,405

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedule of investments.  The policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange where the security is principally traded or at the  NASDAQ Official Closing Price (“NOCP”).  If there have been no sales for that day on any exchange, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David C. Brown
David C. Brown, President
Date	November 26, 2007

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	November 26, 2007

* Print the name and title of each signing officer under his or her signature.